Convertible notes (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Convertible Notes
The net carrying amount of convertible notes as of December 31, 2023 and 2022 were as follows:

	December 31,
Debt component:	2023	2022
Principal amounts	$460,000	$460,000
Unamortized issuance costs	4,695	7,236
Net carrying amount	$455,305	$452,764

Schedule of Interest Expense Related to Convertible Senior Notes
	December 31,
	2023	2022	2021
Amortization of discount	$-	$-	$19,473
Amortization of issuance costs	2,541	2,527	556
	$2,541	$2,527	$20,029